Note 16 - Common Stock and Additional Paid-in Capital	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]

16. Common Stock and Additional Paid-In Capital:

(a) Common Stock: During each of the years ended December 31, 2021 and 2022, the Company issued 598,400 shares at par value of $0.0001 to Costamare Services pursuant to the Services Agreement (Note 3). The fair value of such shares was calculated based on the closing trading price at the date of issuance. There were no share-based payment awards outstanding during the year ended December 31, 2022.

On July 6, 2016, the Company implemented the Plan. The Plan offers holders of Company common stock the opportunity to purchase additional shares by having their cash dividends automatically reinvested in the Company’s common stock. Participation in the Plan is optional, and shareholders who decide not to participate in the Plan will continue to receive cash dividends, as declared and paid in the usual manner. During the year ended December 31, 2021, the Company issued 1,226,066 shares, at par value of $0.0001 to its common stockholders, at an average price of $10.3223 per share. During the year ended December 31, 2022, the Company issued 2,454,909 shares, at par value of $0.0001 to its common stockholders, at an average price of $12.3142 per share.

On November 30, 2021, the Company approved a share repurchase program of up to a maximum $150,000 of its common shares and up to $150,000 of its preferred shares. The timing of repurchases and the exact number of shares to be purchased will be determined by the Company’s management, in its discretion. As of December 31, 2021, no common shares had been repurchased under the share repurchase program. During the year ended December 31, 2022, the Company repurchased, under the share repurchase program, 4,736,702 common shares at an aggregate cost of $60,095.

As of December 31, 2022, the aggregate issued share capital was 127,038,413 common shares at par value of $0.0001. As of December 31, 2022 the issued share capital outstanding after deducting the treasury stock repurchased was 122,301,711 common shares.

(b) Preferred Stock: During the year ended December 31, 2020, the Company repurchased and retired 95,574 preferred shares of all classes in the aggregate, at an average price of $17.63 per share. The face value of the preferred shares was cleared from Additional Paid-in Capital while the gain from this transaction, resulting as the difference between the fair value of the consideration paid and the carrying value of the preferred stock, was posted to retained earnings and added to net income to arrive at income available to common stockholders in the calculation of the earnings per share for the period (Note 17).

(c) Additional Paid-in Capital: The amounts shown in the accompanying consolidated balance sheets, as additional paid-in capital include: (i) payments made by the stockholders at various dates to finance vessel acquisitions in excess of the amounts of bank loans obtained, (ii) the difference between the par value of the shares issued in the Initial Public Offering in November 2010 and the offerings in March 2012, October 2012, August 2013, January 2014, May 2015, December 2016, May 2017 and January 2018 and the net proceeds received from the issuance of such shares excluding the shares bought back during the year ended December 31, 2020 and 2022, (iii) the difference between the par value and the fair value of the shares issued to Costamare Shipping and Costamare Services (Note 3), (iv) the difference between the par value of the shares issued under the Plan and (v) the capital contribution resulted from the common control transaction with Longshaw (Note 3).

(d) Dividends declared and / or paid: During the year ended December 31, 2021, the Company declared and paid to its common stockholders $0.10 per common share and, after accounting for shareholders participating in the Plan, the Company paid (i) $9,342 in cash and issued 362,866 shares pursuant to the Plan for the fourth quarter of 2020 and (ii) $9,360 in cash and issued 275,457 shares pursuant to the Plan for the first quarter of 2021 and for the second and third quarters of 2021, the Company declared and paid $0.115 per common share to its common stockholders and, after accounting for shareholders participating in the Plan, the Company paid (iii) $10,755 in cash and issued 322,274 shares pursuant to the Plan for the second quarter of 2021 and (iv) $10,738 in cash and issued 265,469 shares pursuant to the Plan for the third quarter of 2021. During the year ended December 31, 2022, the Company declared and paid to its common stockholders (i) $0.115 per common share and, after accounting for shareholders participating in the Plan, the Company paid $10,745 in cash and issued 274,939 shares pursuant to the Plan for the fourth quarter of 2021, (ii) $0.615 per common share and, after accounting for shareholders participating in the Plan, the Company paid $57,479 in cash and issued 1,420,709 shares pursuant to the Plan for the first quarter of 2022 and for the second and third quarters of 2022, the Company declared and paid $0.115 per common share to its common stockholders and, after accounting for shareholders participating in the Plan, the Company paid (iii) $10,250 in cash and issued 330,961 shares pursuant to the Plan for the second quarter of 2022 and (iv) $10,006 in cash and issued 428,300 shares pursuant to the Plan for the third quarter of 2022.

During the year ended December 31, 2021, the Company declared and paid to its holders of Series B Preferred Stock (i) $939, or $0.476563 per share for the period from October 15, 2020 to January 14, 2021, (ii) $939, or $0.476563 per share for the period from January 15, 2021 to April 14, 2021, (iii) $939, or $0.476563 per share, for the period from April 15, 2021 to July 14, 2021 and (iv) $939, or $0.476563 per share, for the period from July 15, 2021 to October 14, 2021. During the year ended December 31, 2022, the Company declared and paid to its holders of Series B Preferred Stock (i) $939, or $0.476563 per share for the period from October 15, 2021 to January 14, 2022, (ii) $939, or $0.476563 per share for the period from January 15, 2022 to April 14, 2022, (iii) $939, or $0.476563 per share, for the period from April 15, 2022 to July 14, 2022 and (iv) $939, or $0.476563 per share, for the period from July 15, 2022 to October 14, 2022.

During the year ended December 31, 2021, the Company declared and paid to its holders of Series C Preferred Stock (i) $2,111, or $0.531250 per share for the period from October 15, 2020 to January 14, 2021, (ii) $2,111, or $0.531250 per share for the period from January 15, 2021 to April 14, 2021, (iii) $2,111, or $0.531250 per share, for the period from April 15, 2021 to July 14, 2021 and (iv) $2,111, or $0.531250 per share, for the period from July 15, 2021 to October 14, 2021. During the year ended December 31, 2022, the Company declared and paid to its holders of Series C Preferred Stock (i) $2,111, or $0.531250 per share for the period from October 15, 2021 to January 14, 2022, (ii) $2,111, or $0.531250 per share for the period from January 15, 2022 to April 14, 2022, (iii) $2,111, or $0.531250 per share, for the period from April 15, 2022 to July 14, 2022 and (iv) $2,111, or $0.531250 per share, for the period from July 15, 2022 to October 14, 2022.

During the year ended December 31, 2021, the Company declared and paid to its holders of Series D Preferred Stock (i) $2,180, or $0.546875 per share for the period from October 15, 2020 to January 14, 2021, (ii) $2,180, or $0.546875 per share for the period from January 15, 2021 to April 14, 2021, (iii) $2,180, or $0.546875 per share, for the period from April 15, 2021 to July 14, 2021 and (iv) $2,180, or $0.546875 per share, for the period from July 15, 2021 to October 14, 2021. During the year ended December 31, 2022, the Company declared and paid to its holders of Series D Preferred Stock (i) $2,180, or $0.546875 per share for the period from October 15, 2021 to January 14, 2022, (ii) $2,180, or $0.546875 per share for the period from January 15, 2022 to April 14, 2022, (iii) $2,180, or $0.546875 per share, for the period from April 15, 2022 to July 14, 2022 and (iv) $2,180, or $0.546875 per share, for the period from July 15, 2022 to October 14, 2022.

During the year ended December 31, 2021, the Company declared and paid to its holders of Series E Preferred Stock (i) $2,537, or $0.554688 per share for the period from October 15, 2020 to January 14, 2021, (ii) $2,537, or $0.554688 per share for the period from January 15, 2021 to April 14, 2021, (iii) $2,537, or $0.554688 per share, for the period from April 15, 2021 to July 14, 2021 and (iv) $2,537, or $0.554688 per share, for the period from July 15, 2021 to October 14, 2021. During the year ended December 31, 2022, the Company declared and paid to its holders of Series E Preferred Stock (i) $2,537, or $0.554688 per share for the period from October 15, 2021 to January 14, 2022, (ii) $2,537, or $0.554688 per share for the period from January 15, 2022 to April 14, 2022, (iii) $2,537, or $0.554688 per share, for the period from April 15, 2022 to July 14, 2022 and (iv) $2,537, or $0.554688 per share, for the period from July 15, 2022 to October 14, 2022.